Summary of Significant Accounting Policies - Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 As Previously Reported [Member]		Jun. 30, 2012 As Previously Reported [Member]		Mar. 31, 2012 As Previously Reported [Member]		Dec. 31, 2011 As Previously Reported [Member]		Dec. 31, 2010 As Previously Reported [Member]	Dec. 31, 2009 As Previously Reported [Member]	Sep. 30, 2012 Adjustment [Member]	Dec. 31, 2011 Adjustment [Member]		Dec. 31, 2010 Adjustment [Member]		Dec. 31, 2008 Adjustment [Member]
Quantifying misstatement in current year financial position statements
Deferred income taxes	$ 821	$ 821											$ 2,628	[1]	$ 2,628	[1]	$ 2,628	[1]	$ 2,628	[1]				$ (2,628)	[1]
Oil and gas properties	102,625	81,792	67,446	[2]	66,017	[2]	63,939	[2]	62,455	[3]			72,181	[2]	70,292	[2]	67,784	[2]	65,671	[3]				(3,216)	[3]
Total assets	629,037	596,837	520,292		508,776		498,774		507,203	[1],[3]			527,282		515,373		505,109		513,047	[1],[3]				(5,844)	[1],[3]
Accrued interest payable	2,653	624	283	[4]	612	[4]	257	[4]	976	[4]			679	[4]	1,008	[4]	653	[4]	1,372	[4]				(396)	[4]
Other current liabilities	3,416	3,538	2,632	[1]	2,632	[1]	2,632	[1]	2,632	[1],[4]			4,835	[1]	4,835	[1]	4,835	[1]	4,835	[1],[4]				(2,203)	[1],[4]
Income taxes payable	108	102	1,551	[5]	1,221	[5]	950	[5]	689	[4]			1,579	[5]	1,251	[5]	979	[5]	718	[4]				(29)	[4]
Warrant derivative liability	1,685	5,470	5,830	[6]	6,079	[6]	4,438	[6]	4,870	[7]	15,000													4,870	[7]
Total liabilities									67,834	[1],[4],[7]									65,592	[1],[4],[7]				2,242	[1],[4],[7]
Additional paid in capital	264,437	263,646	255,672	[8]	247,178	[8]	245,794	[8]	227,800	[9]			264,329	[8]	256,009	[8]	254,625	[8]	236,192	[9]				(8,392)	[9]
Retained earnings	217,475	181,378	204,525		198,774		192,549		193,589	[10]			205,868		200,051		191,891		193,283	[10]				306	[10]
Total Harvest shareholders' equity	416,226	379,337	394,504		380,245		372,676		355,691	[11]			404,504		390,353		380,849		363,777	[11]				(8,086)	[11]
TOTAL EQUITY	$ 523,259	$ 476,438	$ 490,094		$ 471,785		$ 459,676		$ 439,369	[11]	$ 361,228	$ 328,434	$ 500,019		$ 481,832		$ 467,821		$ 447,455	[11]	$ 374,110	$ 329,127	$ (9,925)	$ (8,086)	[11],[12],[13]	$ (12,882)	[14],[15]	$ (693)	[16]

[1]	Relates to a deferred tax asset that was erroneously reported gross of the related liability.
[2]	Relates to lease maintenance costs and exploration overhead that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
[3]	Relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense.
[4]	Represents other current liabilities that were improperly classified as interest payable and income taxes payable.
[5]	Income tax effect of the adjustments and income taxes improperly classified as interest payable in 2011.
[6]	Represents the fair value of the Warrants at the reporting date.
[7]	Relates to the reclassification of the Warrants out of additional paid in capital to warrant derivative liabilities. The fair value of the Warrants was not appropriately determined at inception because certain features of the Warrants were not originally considered in the fair value calculation. Thus, the correction of the error to record the Warrants as a liability does not agree to the correction of the error removing the Warrants from equity. Additionally, the Warrants were not properly marked to market at the end of each period. The warrant derivative liability was valued at $15,000 thousand at inception with subsequent reductions in fair value of $344 thousand in 2010 and $9,786 thousand in 2011.
[8]	For the three months ended March 31, 2012 and six months ended June 30, 2012, the adjustment to additional paid-in capital relates to (a) the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the for the reversal of the original fair value of certain Warrants that did not qualify for equity classification and (b) deferred financing costs of $439 thousand that were erroneously expensed rather than capitalized to additional paid-in capital. For the nine months ended September 30, 2012, the adjustment to additional paid-in capital relates to (a) the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the for the reversal of the original fair value of certain Warrants that did not qualify for equity classification and (b) deferred financing costs of $265 thousand that were erroneously expensed rather than capitalized to additional paid-in capital.
[9]	Relates to the reversal of the amount recorded to equity at inception for the Warrants of $11,122 thousand and the reversal of the amount removed from additional paid in capital of $2,730 thousand when a portion of the Warrants were redeemed by the Company. In May 2011, additional paid in capital was debited for $2,730 thousand for the reversal of the original fair value of such warrants which was an error as they did not qualify for equity classification.
[10]	Relates to (a) net increase in expense in 2010 and 2011 related to exploration expense of $2,523 thousand (inclusive of the reclassification of exploration expense to impairment of oil and gas properties of $3,335 thousand), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011 (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.
[11]	Relates to reclassification of the Warrants as described in (d) above plus the impact of retained earnings described in (e) above.
[12]	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the reversal of the original fair value of certain Warrants that did not qualify for equity classification.
[13]	The adjustment to retained earnings relates to (a) net increase in 2010 and 2011 expense related to exploration expense of $2,523 thousand that was erroneously capitalized as oil and gas properties rather than expensed as exploration expense (includes consideration of reclassification between exploration expense and impairment of oil and gas properties), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011, (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.
[14]	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability.
[15]	The adjustment to retained earnings relates to (a) lease maintenance costs of $313 thousand that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense, (b) the reduction in the fair value of the Warrants for the year ended December 31, 2010 of $344 thousand, additional amortization of debt of $1,098 thousand resulting from the increased discount allocated to the debt, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized as oil and gas properties rather than expensed to exploration expense prior to January 1, 2010.
[16]	Relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than expensed prior to January 1, 2010 (the "Beginning Retained Earnings Adjustment").